Note 8 - Accounts Payable and Accrued Liabilities	12 Months Ended
Mar. 31, 2022
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
8.	Accounts payable and accrued liabilities

	March 31, 2022	March 31, 2021
	$	$
Trade payables	1,672	2,245
Accrued liabilities	949	1,828
	2,621	4,073